Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment, net
8.	Property and equipment, net
Property and equipment, net consists of the following:

	As of December 31, 2019	As of December 31, 2018
Computer hardware and software	31,966	27,365
Office furniture and fixture	21,882	15,255
Buildings	2,086	2,018
Land	41	41

Total property and equipment	55,975	44,679

Accumulated depreciation	$(34,770)	$(24,963)

Total property and equipment, net	$21,205	$19,716

Depreciation expense for the years ended December 31, 2019, 2018 and 2017 was $6,659, $4,985 and $5,075, respectively.

For the year ended December 31, 2019, $4,001 is included in “Technology and product development” and $2,658 is included in “General and administrative”.
For the year ended December 31, 2018, $1,036 is included in “Technology and product development” and $3,949 is included in “General and administrative”.
For the year ended December 31, 2017, $958 is included in “Technology and product development” and $4,117 is included in “General and administrative”.